Revenue - Disaggregation of Revenue (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	$ 2,405	$ 2,845
At a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	68	67
Over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	1,050	823
Power and other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	999	784
Environmental and tax attributes
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	119	106
Revenue from contracts with customers
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	1,118	890
Revenue from derivatives and other trading activities
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	331	708
Revenue from merchant sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	900	1,195
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	56	52
Hydro | Operating segments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	368	409
Hydro | Operating segments | At a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	70	61
Hydro | Operating segments | Over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	42	36
Hydro | Operating segments | Power and other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	42	36
Hydro | Operating segments | Environmental and tax attributes
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	70	61
Hydro | Operating segments | Revenue from contracts with customers
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	112	97
Hydro | Operating segments | Revenue from derivatives and other trading activities
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	34	16
Hydro | Operating segments | Revenue from merchant sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	203	287
Hydro | Operating segments | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	19	9
Wind and Solar | Operating segments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	206	336
Wind and Solar | Operating segments | At a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	42	28
Wind and Solar | Operating segments | Over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	328	291
Wind and Solar | Operating segments | Power and other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	264	242
Wind and Solar | Operating segments | Environmental and tax attributes
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	106	77
Wind and Solar | Operating segments | Revenue from contracts with customers
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	370	319
Wind and Solar | Operating segments | Revenue from derivatives and other trading activities
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	(251)	(69)
Wind and Solar | Operating segments | Revenue from merchant sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	71	71
Wind and Solar | Operating segments | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	16	15
Gas | Operating segments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	1,267	1,350
Gas | Operating segments | At a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	11	0
Gas | Operating segments | Over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	671	496
Gas | Operating segments | Power and other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	671	494
Gas | Operating segments | Environmental and tax attributes
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	11	2
Gas | Operating segments | Revenue from contracts with customers
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	682	496
Gas | Operating segments | Revenue from derivatives and other trading activities
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	172	282
Gas | Operating segments | Revenue from merchant sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	393	546
Gas | Operating segments | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	20	26
Energy Transition | Operating segments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	495	616
Energy Transition | Operating segments | At a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	13	12
Energy Transition | Operating segments | Over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	0
Energy Transition | Operating segments | Power and other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	13	12
Energy Transition | Operating segments | Environmental and tax attributes
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	0
Energy Transition | Operating segments | Revenue from contracts with customers
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	13	12
Energy Transition | Operating segments | Revenue from derivatives and other trading activities
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	248	311
Energy Transition | Operating segments | Revenue from merchant sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	233	291
Energy Transition | Operating segments | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	1	2
Energy Marketing | Operating segments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	130	168
Energy Marketing | Operating segments | At a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	0
Energy Marketing | Operating segments | Over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	9	0
Energy Marketing | Operating segments | Power and other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	9	0
Energy Marketing | Operating segments | Environmental and tax attributes
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	0
Energy Marketing | Operating segments | Revenue from contracts with customers
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	9	0
Energy Marketing | Operating segments | Revenue from derivatives and other trading activities
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	121	168
Energy Marketing | Operating segments | Revenue from merchant sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	0
Energy Marketing | Operating segments | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	0
Corporate
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	(61)	(34)
Corporate | At a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	(68)	(34)
Corporate | Over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	0
Corporate | Power and other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	0
Corporate | Environmental and tax attributes
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	(68)	(34)
Corporate | Revenue from contracts with customers
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	(68)	(34)
Corporate | Revenue from derivatives and other trading activities
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	7	0
Corporate | Revenue from merchant sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	0
Corporate | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	$ 0	$ 0